Net Earnings (Loss) Per Share - Schedule of Computation of Basic Losses Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net Income (loss)	$ 36,876	$ (95,183)
Basic net income attributable to Restricted sponsor shares	228
Basic net income (loss) attributable to Ordinary Shareholders	$ 36,648	$ (95,183)
Denominator:
Weighted average number of Ordinary Shares used in computing basic net earnings (loss) per share (in Shares)	238,811,210	197,840,662
Basic net earnings (loss) per share of Ordinary Shareholders (in Dollars per share)	$ 0.15	$ (0.48)
Weighted average number of Ordinary Shares used in computing diluted net earnings (loss) per share (in Shares)	249,410,357	197,840,662
Diluted net earnings (loss) per share of Ordinary Shareholders (in Dollars per share)	$ 0.15	$ (0.48)